RELATED PARTY TRANSACTIONS - Research And Development To Related Parties (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Research and development expenses related parties	$ 208	$ 212	$ 655
HOLINingbo Hollysys [Member]
Related Party Transaction [Line Items]
Research and development expenses related parties	$ 208	$ 212	$ 655